Private Placement (Details) - USD ($)		5 Months Ended
	Nov. 03, 2025	Dec. 31, 2025
Private Placement [Line Items]
Generating gross proceeds		$ 6,600,000
Class A Ordinary Shares [Member]
Private Placement [Line Items]
Underwriters purchased units	1	1
Private Placement [Member]
Private Placement [Line Items]
Purchase price per unit	$ 10	$ 10
Generating gross proceeds	$ 6,600,000	$ 6,600,000
Number of units issued	660,000	660,000
Numbers of warrants	1
Cohen [Member] | Private Placement [Member]
Private Placement [Line Items]
Number of units issued	310,000	310,000
Sponsor [Member] | Private Placement [Member]
Private Placement [Line Items]
Number of units issued	350,000	350,000